Intangible Assets, Net (Details) - Schedule of Presents the Intangible Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Presents the Intangible Assets [Line Items]
Balance at beginning		$ 978
Additions
Disposal
Amortization expense		(978)
Foreign currency translation difference
Accumulated impairment loss
Foreign currency translation difference
Balance at ending
Software [Member]
Schedule of Presents the Intangible Assets [Line Items]
Balance at beginning
Additions
Disposal
Amortization expense
Foreign currency translation difference
Accumulated impairment loss
Foreign currency translation difference
Balance at ending
Capitalized software development costs [Member]
Schedule of Presents the Intangible Assets [Line Items]
Balance at beginning		978
Additions
Disposal
Amortization expense		(978)
Foreign currency translation difference
Accumulated impairment loss
Foreign currency translation difference
Balance at ending